Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2018
Property, plant and equipment
Schedule of details of property, plant and equipment, estimated useful lives	Land and buildings

– Freehold buildings	25–50 years
– Leasehold premises	the term of the lease
  Equipment, fixtures and fittings

– Network infrastructure and other	1–35 years

Schedule of details of property, plant and equipment

		Equipment,
	Land and	fixtures
	buildings	and fittings	Total
	€m	€m	€m
Cost:
31 March 2016	2,393	74,486	76,879
Reclassification as held for sale	(103)	(7,445)	(7,548)
	2,290	67,041	69,331
Exchange movements	(42)	(1,779)	(1,821)
Arising on acquisition	—	7	7
Additions	104	5,184	5,288
Disposals	(94)	(2,522)	(2,616)
Other	8	273	281
31 March 2017	2,266	68,204	70,470
Exchange movements	(38)	(1,415)	(1,453)
Additions	88	4,969	5,057
Disposals	(94)	(2,720)	(2,814)
Disposal of subsidiaries	—	(552)	(552)
Other	3	46	49
31 March 2018	2,225	68,532	70,757
Accumulated depreciation and impairment:
31 March 2016	1,141	40,223	41,364
Reclassification as held for sale	(36)	(3,812)	(3,848)
	1,105	36,411	37,516
Exchange movements	(15)	(1,087)	(1,102)
Charge for the year	139	6,126	6,265
Disposals	(89)	(2,454)	(2,543)
Other	1	129	130
31 March 2017	1,141	39,125	40,266
Exchange movements	(17)	(816)	(833)
Charge for the year	123	5,887	6,010
Disposals	(83)	(2,675)	(2,758)
Disposal of subsidiaries	—	(287)	(287)
Other	1	33	34
31 March 2018	1,165	41,267	42,432
Net book value:
31 March 2017	1,125	29,079	30,204
31 March 2018	1,060	27,265	28,325